Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 1,780
Ending balance	1,809	£ 1,780		£ 1,809
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	637
Ending balance	647	637		647
Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	777
Ending balance	842	777		842
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	366
Ending balance	320	366		320
Assets under construction | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	(6)	(22)	£ (54)
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	27	0	0
Reversal of impairments				0
Selling, general and administration expenses
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	6	7	8
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,051	2,971
Hyperinflation adjustment	13
Exchange adjustments	(46)	(132)
Additions	250	232
Additions from business acquisitions		60
Additions from business acquisitions, including adjustments	0
Disposals and write-offs	37	58
Reclassifications	9	(22)
Ending balance	3,239	3,051	2,971	3,239
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	970	930
Hyperinflation adjustment	3
Exchange adjustments	(11)	(44)
Additions		1
Additions from business acquisitions		24
Additions from business acquisitions, including adjustments	0
Disposals and write-offs	2	4
Reclassifications	54	63
Ending balance	1,012	970	930	1,012
Cost | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,708	1,652
Hyperinflation adjustment	6
Exchange adjustments	(25)	(69)
Additions		1
Additions from business acquisitions		14
Additions from business acquisitions, including adjustments	1
Disposals and write-offs	32	54
Reclassifications	231	164
Ending balance	1,889	1,708	1,652	1,889
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	373	389
Hyperinflation adjustment	4
Exchange adjustments	(10)	(19)
Additions	250	230
Additions from business acquisitions		22
Disposals and write-offs	3
Reclassifications	(276)	(249)
Ending balance	338	373	389	338
Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,271)
Ending balance	(1,430)	(1,271)		(1,430)
Depreciation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(333)
Ending balance	(365)	(333)		(365)
Depreciation and impairment | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(931)
Ending balance	(1,047)	(931)		(1,047)
Depreciation and impairment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7)
Ending balance	(18)	(7)		(18)
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,255)	(1,201)
Hyperinflation adjustment	(3)
Exchange adjustments	13	52
Disposals and write-offs	(30)	(46)
Reclassifications	(4)
Charge for the year	(172)	(152)
Ending balance	(1,391)	(1,255)	(1,201)	(1,391)
Depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(330)	(313)
Exchange adjustments	1	12
Disposals and write-offs	(1)	(2)
Reclassifications		2
Charge for the year	(34)	(33)
Ending balance	(362)	(330)	(313)	(362)
Depreciation | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(925)	(888)
Hyperinflation adjustment	(3)
Exchange adjustments	12	40
Disposals and write-offs	(29)	(44)
Reclassifications	(4)	(2)
Charge for the year	(138)	(119)
Ending balance	(1,029)	(925)	(888)	(1,029)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16)	(13)
Exchange adjustments	2	1
Disposals and write-offs	(7)	(3)
Reclassifications	1
Impairment losses	33	7
Ending balance	(39)	(16)	(13)	(39)
Impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3)	(3)
Disposals and write-offs	(1)
Impairment losses	1
Ending balance	(3)	(3)	(3)	(3)
Impairment | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6)	(6)
Exchange adjustments	1	1
Disposals and write-offs	(3)	(3)
Reclassifications	1
Impairment losses	17	4
Ending balance	(18)	(6)	(6)	(18)
Impairment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7)	(4)
Exchange adjustments	1
Disposals and write-offs	(3)
Impairment losses	15	3
Ending balance	£ (18)	£ (7)	£ (4)	£ (18)